Note 5 - Loans (Details Textual) - Loans [member] - CAD ($)	Sep. 30, 2022	Aug. 02, 2022	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Statement Line Items [Line Items]
Total financial assets			$ 2,814,121,000	$ 2,103,050,000	$ 1,952,154,000
Financial assets impaired [member]
Statement Line Items [Line Items]
Total financial assets			$ 1,400,000	$ 0
Financial assets impaired [member] | Impaired loans fully repaid [member]
Statement Line Items [Line Items]
Total financial assets	$ 400,000	$ 1,000,000.0